Income Tax - Summary of Reconciliation of Net Deferred Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
At January 1	€ 6	€ 3	€ 4
Movement recognized in consolidated statement of operations	136	5	1
Movement recognized in consolidated statement of changes in equity and other comprehensive income	(136)	2	(2)
Movement due to acquisition	0	(4)	0
At December 31	€ 6	€ 6	€ 3